Shareholder Fees	Dec. 31, 2024 USD ($)
Man Active High Yield ETF | Man Active High Yield ETF
Prospectus [Line Items]
Shareholder Fee, Other	$ 0
Man Active Income ETF | Man Active Income ETF
Prospectus [Line Items]
Shareholder Fee, Other	$ 0